Debt and Credit Agreements - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-term Loan Agreements [Abstract]
Long-term Debt, Current Maturities	$ 2,153	$ 1,622
Nonrecourse Debt [Abstract]
Long-term Debt	32,655
Long-term debt, gross	$ 32,523	30,702
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Nonrecourse Debt [Abstract]
Debt Instrument, Basis Spread on Variable Rate	0.90%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Nonrecourse Debt [Abstract]
Debt Instrument, Basis Spread on Variable Rate	1.275%
DOE Project Financing, 2.82% January 5, 2037 [Member] | Non Recourse Debt [Member]
Nonrecourse Debt [Abstract]
Debt Instrument, Basis Spread on Variable Rate	0.375%
Corporate, Non-Segment [Member]
Short-term Loan Agreements [Abstract]
Long-term Debt, Current Maturities	$ 1,150	300
Notes Receivable, Related Parties	319	324
Nonrecourse Debt [Abstract]
Long-term Debt	7,289
Long-term debt, gross	7,289	7,589
Due from Affiliate, Noncurrent	$ 319	324
Corporate, Non-Segment [Member] | London Interbank Offered Rate (LIBOR) [Member]
Nonrecourse Debt [Abstract]
Debt Instrument, Basis Spread on Variable Rate	1.275%
Corporate, Non-Segment [Member] | ShortTermDebt03232017 [Member]
Short-term Loan Agreements [Abstract]
Short-Term Loans	$ 500
Corporate, Non-Segment [Member] | ShortTermDebt03232017 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Short-term Loan Agreements [Abstract]
Short-Term Loans, Interest rate terms	0.65
Corporate, Non-Segment [Member] | ShortTermDebt03242021 [Member]
Short-term Loan Agreements [Abstract]
Short-Term Loans	$ 200
Corporate, Non-Segment [Member] | ShortTermDebt03242021 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Short-term Loan Agreements [Abstract]
Short-Term Loans, Interest rate terms	0.65
Corporate, Non-Segment [Member] | ShortTermDebt03312021.1 [Member]
Short-term Loan Agreements [Abstract]
Short-Term Loans	$ 150
Corporate, Non-Segment [Member] | ShortTermDebt03312021.1 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Short-term Loan Agreements [Abstract]
Short-Term Loans, Interest rate terms	0.65
Corporate, Non-Segment [Member] | ShortTermDebt03312021.2 [Member]
Short-term Loan Agreements [Abstract]
Short-Term Loans	$ 150
Corporate, Non-Segment [Member] | ShortTermDebt03312021.2 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Short-term Loan Agreements [Abstract]
Short-Term Loans, Interest rate terms	0.65
Commonwealth Edison Co [Member]
Short-term Loan Agreements [Abstract]
Long-term Debt, Current Maturities	$ 0	350
Nonrecourse Debt [Abstract]
Long-term Debt	10,092
Long-term debt, gross	$ 9,887	9,087
Commonwealth Edison Co [Member] | London Interbank Offered Rate (LIBOR) [Member]
Nonrecourse Debt [Abstract]
Debt Instrument, Basis Spread on Variable Rate	1.00%
Commonwealth Edison Co [Member] | ShortTermDebt01252021.1
Short-term Loan Agreements [Abstract]
Short-Term Loans	$ 125
Commonwealth Edison Co [Member] | ShortTermDebt01252021.1 | London Interbank Offered Rate (LIBOR) [Member]
Short-term Loan Agreements [Abstract]
Short-Term Loans, Interest rate terms	0.50
Commonwealth Edison Co [Member] | ShortTermDebt01252021.2
Short-term Loan Agreements [Abstract]
Short-Term Loans	$ 125
Commonwealth Edison Co [Member] | ShortTermDebt01252021.2 | London Interbank Offered Rate (LIBOR) [Member]
Short-term Loan Agreements [Abstract]
Short-Term Loans, Interest rate terms	0.75
Delmarva Power & Light Company [Member]
Short-term Loan Agreements [Abstract]
Long-term Debt, Current Maturities	$ 79	79
Nonrecourse Debt [Abstract]
Long-term Debt	1,821
Long-term debt, gross	$ 1,821	$ 1,687
Delmarva Power & Light Company [Member] | London Interbank Offered Rate (LIBOR) [Member]
Nonrecourse Debt [Abstract]
Debt Instrument, Basis Spread on Variable Rate	1.00%